Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

June 25, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Sunbridge Capital Emerging Markets Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 245 to the Trust’s Registration Statement on Form N-1A which was filed electronically on June 21, 2021.

If you have any questions or require further information, do not hesitate to contact me at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake

Secretary